Leases - Maturity of future minimum lease payment obligations and minimum sublease income, net of expenses before the adoption of ASC 842 (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Maturities under non-cancelable operating leases
2019	¥ 17,954
2020	17,882
Total future minimum payments	¥ 35,836